Note 4 - Discontinued Operations (Details Textual)		3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 09, 2016 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disposal Group, Including Discontinued Operation, Consideration			$ 3,837,783				$ 3,837,783	$ 3,837,783
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax				$ 1,177,742			$ 1,177,742	1,177,742
Shared Wireless Business [Member]
Asset Purchase Agreement, Term	3 years
Asset Purchase Agreement, Renewal Term	1 year
Asset Purchase Agreement, Cancellation Notice	60 days
Disposal Group, Including Discontinued Operation, Assets	$ 2,660,041
Disposal Group, Including Discontinued Operation, Consideration	$ 3,837,783
Asset Impairment and Other Charges				1,585,319
Estimated Costs to Settle Lease Obligations				453,403
Impairment of Long-Lived Assets Held-for-use				528,364
Write off of Security Deposits				110,500
Accelerated Expensing of Deferred Acquistion Costs				$ 493,052
Reduction in Accrual for Terminated Lease Obligations					$ 1,244,284
Cost of Terminating Leases, Included in Infrastructure and Access								453,403		$ 3,284,467
Estimated Liability Related to Lease Termination, Reduction									$ 1,557,626
Estimated Liability Related to Lease Termination								$ 1,240,000
Asset Purchase Agreement, Number of One Year Renewals	2